Shareholders' Equity - Components of Accumulated Other Comprehensive Income (loss) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Class of Stock [Line Items]
Balance at the beginning of the period	¥ 163,340		¥ 337,773	¥ 249,304
Other comprehensive income (loss) before reclassification	(75,536)		(174,727)	88,010
Other comprehensive income (loss) attribute to noncontrolling interests	458		294	459
Balance at the end of the period	88,262	$ 13,850	163,340	337,773
Accumulated Foreign Currency Adjustment Including Portion Attributable to Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance at the beginning of the period	163,428		330,610	253,054
Other comprehensive income (loss) before reclassification	(75,536)		(167,476)	77,097
Other comprehensive income (loss) attribute to noncontrolling interests	458		294	459
Balance at the end of the period	88,350	13,864	163,428	330,610
Accumulated Net Investment Gain (Loss) Including Portion Attributable to Noncontrolling Interest [Member]
Class of Stock [Line Items]
Balance at the beginning of the period	(88)		7,163	(3,750)
Other comprehensive income (loss) before reclassification	0		(7,251)	10,913
Balance at the end of the period	¥ (88)	$ (14)	¥ (88)	¥ 7,163